Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets, Net [Abstract]
Goodwill and Other Intangible Assets, Net
7.      Goodwill and Other Intangible Assets, Net

The following is a summary of changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 presented on an operating segment basis (dollars in thousands):

	December 31, 2012				December 31, 2011
	Gross Carrying Amount	Adjustment	Accumulated Impairment and Other Charges	Net	Gross Carrying Amount	Adjustment	Accumulated Impairment and Other Charges	Net
Retirement Centers	$7,642	$(34)	$(487)	$7,121	$7,642	$(34)	$(487)	$7,121
Assisted Living	102,680	(106)	(142)	102,432	102,680	(106)	(142)	102,432
CCRCs – Rental	56,281	—	(56,281)	—	56,281	—	(56,281)	—
CCRCs – Entry Fee	158,718	—	(158,718)	—	158,718	—	(158,718)	—
Total	$325,321	$(140)	$(215,628)	$109,553	$325,321	$(140)	$(215,628)	$109,553

The following is a summary of other intangible assets at December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Community purchase options	$147,610	$(21,263)	$126,347	$147,610	$(17,566)	$130,044
Health care licenses	31,082	—	31,082	24,092	—	24,092
Management contracts and other	160,626	(158,113)	2,513	158,041	(158,041)	—
Total	$339,318	$(179,376)	$159,942	$329,743	$(175,607)	$154,136

Amortization expense related to definite-lived intangible assets for the years ended December 31, 2012, 2011 and 2010 was $3.8 million, $21.3 million and $34.8 million, respectively.

Estimated amortization expense related to intangible assets with definite lives at December 31, 2012, for each of the years in the five-year period ending December 31, 2017 and thereafter is as follows (dollars in thousands):

Year Ending December 31,	Future Amortization
2013	$4,560
2014	4,560
2015	4,488
2016	3,698
2017	3,698
Thereafter	107,856
Total	$128,860